UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
Check here if Amendment: [   ]; Amendment Number: ____________
         This Amendment (Check only one):   [  ]    is a restatement.
                                            [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:         Peconic Partners II LLC (f/k/a Peconic Partners LLC)
Address:      P.O. Box 96
              506 Montauk Highway
              East Quogue, NY  11942

Form 13F File Number: 28-10279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Sullivan
Title:        Chief Operating Officer
Phone:        (212) 904-0444

Signature, Place, and Date of Signing:

/s/ Joseph W. Sullivan            New York, NY             February 14, 2005
----------------------            -------------            -----------------
[Signature]                       [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number: 28-04517
Name:     Forstmann-Leff Associates, LLC